Segment Reporting	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment Reporting

Note 9 – Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the Chief Operating Decision Maker (“CODM”) in making decisions regarding resource allocation and assessing performance.

The Company views its operations and manages its business in one operating segment engaged in the technology of how customers engage with audio through the development of a proprietary AI platform for audio and innovative technologies for podcasts. The Company’s Chief Financial Officer (“CFO”), as the CODM, regularly reviews the entity-wide financial and operational performance as a single unit. No financial information is disaggregated into separate lines of businesses. The CEO makes resource allocation and business process decisions regarding the overall level of resources available and how to best deploy these resources.

The single segment’s principal measure of segment profit and loss is consolidated research and development expenses and administrative expenses. The CFO considers actual and forecasted expenses when evaluating performance.